Condensed consolidated financial information related to guaranteed debt securities - Profit loss (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017		Dec. 31, 2017
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Revenues and other income	$ 18,122		$ 14,869	$ 37,906	$ 30,340
Net income/(loss) from equity accounted companies	13	$ 101	66	114	123		$ 188
Total revenues and other income	18,135	19,884	14,935	38,019	30,463		61,187
Net operating income/(loss)	3,835	4,960	3,244	8,795	7,494		13,771
Net financial items	(317)	(420)	44	(737)	(162)		(351)
Income/(loss) before tax	3,518	4,540	3,288	8,059	7,332	[1]	13,420 [1]
Income tax	(2,298)	(3,255)	(1,852)	(5,553)	(4,832)		(8,822)
Net income/(loss)	1,220	1,285	1,436	2,506	2,500		4,598
Other comprehensive income/(loss)	(1,252)	1,110	592	(142)	1,077		1,741
Total comprehensive income/(loss)	$ (31)	$ 2,396	$ 2,028	$ 2,364	$ 3,577		$ 6,339

[1]	Related to a change in accounting policies, see note 9 Changes in accounting policies for more information.